Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Schedule Of Changes In The Carrying Amount Of Goodwill

	Front-end	Back-end	Total
Balance January 1, 2010	10,395	36,828	47,223
Foreign currency translation effect	798	2,794	3,592

Balance December 31, 2010	11,193	39,622	50,815
Foreign currency translation effect	—	1,316	1,316

Balance December 31, 2011	11,193	40,938	52,131

Schedule Of Allocation Of The Carrying Amount Of Goodwill

	December 31,
	2010	2011
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	7,633	7,633

Back-end segment:
ASM Pacific Technology Ltd	39,622	40,938

Total	50,815	52,131